TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Beginning of the period deferred tax	$ (28,472,383)	$ (24,994,569)
Additions for business combination		(16,704,771)
Charge for the period	(4,917,089)	769,775
Conversion difference	(361,293)	(582,016)
Total net deferred tax	$ (33,750,765)	$ (41,511,581)